Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2024
Revenue Recognition [Abstract]
Schedule of Revenues by Services	The Company currently generates its revenue from the following table presents revenues by service categories for the six months ended June 30, 2024 and 2023, respectively:
	For the Six Months Ended June 30,
	2024		2023
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	146,515	10.8%	1,256,894	44.7%
Corporate business training services	454,357	33.6%	1,483,471	52.7%
Corporate consulting services	654,398	48.4%	74,299	2.6%
Others	95,851	7.1%	-	-%
Total revenues	1,351,121	100%	2,814,664	100%

Schedule of Timing of Revenue Recognition	Timing of revenue recognition
	For the six months ended June 30,
	2024	2023
Point in Time	1,351,121	2,814,664
Over Time	-	-
Total Revenue	1,351,121	2,814,664

Schedule of Major Customers	The major customers which individually contributed more than 10% of total revenue of the Group for the six months ended June 30, 2024 and 2023 are listed as below:
	For the six months ended June 30,
	2024	2023
Customer A	-	19%
Customer B	-	12%
Customer C	-	11%